Distribution of the Bank's profit and Earnings per share - EPS Diluted (Details) - MXN ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Diluted earnings per share
Profit attributable to the Parent	$ 18,678	$ 16,536	$ 14,051
Profit (net of non-controlling interests)	$ 18,678	$ 16,536	$ 14,051
Weighted average number of shares outstanding	6,777,381,551	6,777,381,551	6,777,381,551
Dilutive effect of rights on shares	9,612,806	9,612,806	9,612,806
Adjusted number of shares	6,786,994,357	6,786,994,357	6,786,994,357
Diluted earnings per share after the Merger (in pesos per share)	$ 2.75	$ 2.44	$ 2.07